Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from contracts with customers [Abstract]
Revenue from Sale and Transfer of Goods and Services
The Group derives revenue from the sale and transfer of goods and services over time and at a point in time under the following major business activities:

			2024	2023	2022
	Recognition	Operating segment	A$’000	A$’000	A$’000
Sale of goods	At a point in time	Precision Medicine	770,944	496,310	155,984
Royalty income	At a point in time	Precision Medicine	151	392	385
Provision of services	Over time	Manufacturing Solutions	2,750	418	-
Licenses of intellectual property	Over time	Therapeutics	-	100	374
Research and development services	Over time	Precision Medicine	11	36	-
Research and development services	Over time	Therapeutics	9,351	5,291	3,353
Total revenue from continuing operations			783,207	502,547	160,096